Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Financial Assets
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Time deposits with original maturity of over three months	$405,520	$6,320,669	$206,490
Guarantee deposits	170,594	766,190	25,031
Pledged time deposits (Note 38)	59,456	496,847	16,231
Unsecured subordinate corporate bonds (Notes 8 and 9)	1,000,000	-	-
Others (Note 38)	7,270	55	2
	1,642,840	7,583,761	247,754
Current	472,340	6,539,467	213,638

Non-current	$1,170,500	$1,044,294	$34,116